Net sales	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
27 NET SALES

	09/30/2025	09/30/2024
Gross sales	44,717,590	40,448,987
Sales deductions
Returns and cancellations	(102,022)	(156,958)
Discounts and rebates	(5,930,234)	(5,288,203)
	38,685,334	35,003,826
Taxes on sales	(1,683,373)	(1,777,542)
Net sales	37,001,961	33,226,284